Filed with the Securities and Exchange Commission on July 31, 2020
REGISTRATION NO. 333-184542
INVESTMENT COMPANY ACT NO. 811-07975
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 14
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 170
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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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WILLIAM J. EVERS, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREEET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on __________ pursuant to paragraph (b) of Rule 485
[ X ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 14 to Registration Statement No. 333-184542 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 14 incorporates by reference the prospectus dated April 27, 2020, contained in Part A of Post-Effective Amendment No. 13 filed on April 7, 2020.

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PRUDENTIAL DEFINED INCOME (“PDI”) VARIABLE ANNUITY
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated ______, [year]
To
Prospectus dated _______, [year]

This Rate Sheet Prospectus Supplement (this “Supplement”) should be read and retained with the prospectus for the PDI Variable Annuity. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.
We are issuing this Supplement to provide the Income Growth Rate and Income Percentages that we are currently offering. This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with an effective PDI Prospectus. We also modify your Annuity Prospectus as it relates to the filing of Rate Sheet Prospectus Supplements as follows: “The Income Growth Rate and Income Percentages that are used to determine the Guaranteed Income Amount are disclosed in a prospectus supplement that is filed periodically.”
This Supplement discloses the current rates and percentages that are effective beginning on the date of this Supplement disclosed above. Once a rate sheet supplement is effective, it will remain in effect until it is superseded at any time when we issue a new rate sheet supplement. This Supplement has no specified end date. If Prudential changes one or more rates or percentages, it will issue a new rate sheet supplement that will supersede this Supplement. The new rate sheet supplement will be filed a minimum of 5 days prior to its effective date.
To confirm the most current rates and percentages, rate sheet supplements for all applicable products are available by contacting the Prudential Annuity Service Center at 1-888-PRU-2888 or on-line at http://www.PrudentialAnnuities.com/investor/prospectuses. The most current rate sheet supplements are also filed with the Securities and Exchange Commission and can be found at www.sec.gov.
The rates below apply for applications signed on or after _____, [year] until a new rate sheet supplement is issued with new rates and percentages.
Income Growth Rate:
5.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	2.85%	2.35%	59	4.20%	3.70%	73	5.60%	5.10%
46	2.85%	2.35%	60	4.45%	3.95%	74	5.65%	5.15%
47	2.85%	2.35%	61	4.55%	4.05%	75	5.70%	5.20%
48	2.85%	2.35%	62	4.60%	4.10%	76	5.75%	5.25%
49	2.95%	2.45%	63	4.80%	4.30%	77	5.80%	5.30%
50	3.05%	2.55%	64	4.95%	4.45%	78	5.90%	5.40%
51	3.15%	2.65%	65	5.15%	4.65%	79	5.95%	5.45%
52	3.20%	2.70%	66	5.20%	4.70%	80	5.95%	5.45%
53	3.35%	2.85%	67	5.25%	4.75%	81	6.05%	5.55%
54	3.45%	2.95%	68	5.25%	4.75%	82	6.15%	5.65%
55	3.60%	3.10%	69	5.30%	4.80%	83	6.25%	5.75%
56	3.75%	3.25%	70	5.35%	4.85%	84	6.35%	5.85%
57	3.85%	3.35%	71	5.45%	4.95%	85+	6.45%	5.95%
58	4.05%	3.55%	72	5.50%	5.00%

RTPDI_____

FOR ALL CONTRACTS EXCEPT REPLACEMENT CONTRACTS ISSUED IN NEW YORK: In order for you to receive the Income Growth Rate and Income Percentages reflected above, your application must be signed on or after the date set forth above and before new rates and percentages are established through a new supplement. From the date you sign your application, we must also receive your application in Good Order within 15 calendar days, and the annuity must be funded within 60 calendar days. If these conditions are not met, and you decide to proceed with the purchase of the annuity, additional paperwork will be required to issue the contract with the applicable rates in effect at that time. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.
Subject to the rules stated above, it is important to note that if either (1) the Income Growth Rate; and/or (2) the Income Percentages (collectively the “Set of Rates”) that we are currently offering on the Issue Date is higher than the Set of Rates we were offering on the date you signed your application and neither the Income Growth Rate nor any Income Percentages have decreased, you will receive that higher Set of Rates. If any rates have decreased when we compare the Set of Rates that we were offering on the day you signed your application to the Set of rates that we are offering on Issue Date, your contract will be issued with the Set of Rates that were in effect on the day you signed your application.
FOR REPLACEMENT CONTRACTS ISSUED IN NEW YORK ONLY: If you are applying for this contract as a replacement for an existing life insurance policy or annuity contract, in order for you to receive the Income Growth Rate; and/or the Income Percentages (collectively the “Set of Rates”) reflected in this Supplement: (1) your Authorization to Disclose form must be signed within the time period disclosed above; (2) we must also receive the Authorization to Disclose form within 15 calendar days of the date you sign it; and (3) the replacement process must be complete, you must submit your application and have your contract funded within 85 calendar days from the date you sign the Authorization to Disclose form. Under certain circumstances we may waive these conditions or extend these time periods in a nondiscriminatory manner.
Subject to the rules stated above, it is important to note that if either (1) the Income Growth Rate; and/or (2) the Income Percentage that we are currently offering on either the date you sign your application or the effective date of the benefit is higher than the Set of Rates we were offering on the date you signed the Authorization to Disclose form and neither the Income Growth Rate nor any Income Percentages have decreased, you will receive the highest Set of Rates. If any rates have decreased when we compare the Set of Rates that we were offering on the date you signed the Authorization to Disclose form to the Sets of Rates we are offering on the date you sign your application and the Set of Rates we are offering on effective date of the benefit, your contract will be issued with the Set of Rates that were in effect on the day you signed the Authorization to Disclose form.

NON-GUARANTEED ELEMENTS
The Defined Income Benefit Charge is assessed daily as a percentage of the Sub-account and may be increased one or more times on or after the 7th anniversary of the Issue Date up to the maximum annual rate shown below. We will notify you in advance of any change to the charge and you will be given an opportunity to “opt out” of any charge increase subject to certain conditions.

	Maximum	Current
Defined Income Benefit Charge	1.5%	0.80%

RTPDI_____

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 27, 2020 , as supplemented ____, 2020
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Defined Income Variable Annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $25,000 or more. Subject to certain restrictions, you can make additional purchase payments of not less than $100 at any time during the accumulation phase.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prudential Defined Income Variable Annuity prospectus dated April 27, 2020 , as supplemented ______, 2020. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
TABLE OF CONTENTS

PAGE
Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security and Business Continuity Risks	2
Determination of Accumulation Unit Values	3
Historical Income Growth Rates and Income Percentages	5
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company of New Jersey 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888

COMPANY
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.
Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
[TO BE UPDATED BY AMENDMENT]
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $77,870,844.85, $73,232,387.43 and $62,132,654.93 in 2019, 2018, and 2017, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2018) received payment with respect to annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2019, non-cash compensation received by Firms and Entities ranged from $1.00 to $433,912.73. During 2019, cash compensation received by Firms ranged from $1.10 to $18,272,777.70.
CYBER SECURITY AND BUSINESS CONTINUITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (“NAV”) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:

(a)	is the net result of:

(1)
the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

(2)	any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b)	is the net result of:

(1)
the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

(2)	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c)
is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values. This information reflects Sub-Account names as of December 31, 2019. Please refer to the Investment Options section of the prospectus for information on name changes.
HISTORICAL INCOME GROWTH RATES AND INCOME PERCENTAGES
The rates below apply for applications signed between July 15, 2020 and August 14, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after August 15, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	2.85%	2.35%	66	5.20%	4.70%
46	2.85%	2.35%	67	5.25%	4.75%
47	2.85%	2.35%	68	5.25%	4.75%
48	2.85%	2.35%	69	5.30%	4.80%
49	2.95%	2.45%	70	5.35%	4.85%
50	3.05%	2.55%	71	5.45%	4.95%
51	3.15%	2.65%	72	5.50%	5.00%
52	3.20%	2.70%	73	5.60%	5.10%
53	3.35%	2.85%	74	5.65%	5.15%
54	3.45%	2.95%	75	5.70%	5.20%
55	3.60%	3.10%	76	5.75%	5.25%
56	3.75%	3.25%	77	5.80%	5.30%
57	3.85%	3.35%	78	5.90%	5.40%
58	4.05%	3.55%	79	5.95%	5.45%
59	4.20%	3.70%	80	5.95%	5.45%
60	4.45%	3.95%	81	6.05%	5.55%
61	4.55%	4.05%	82	6.15%	5.65%
62	4.60%	4.10%	83	6.25%	5.75%
63	4.80%	4.30%	84	6.35%	5.85%
64	4.95%	4.45%	85+	6.45%	5.95%
65	5.15%	4.65%

The rates below apply for applications signed between May 15, 2020 and June 30, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after July 1, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.25% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	2.95%	2.45%	66	5.30%	4.80%
46	2.95%	2.45%	67	5.35%	4.85%
47	2.95%	2.45%	68	5.35%	4.85%
48	2.95%	2.45%	69	5.40%	4.90%
49	3.05%	2.55%	70	5.45%	4.95%
50	3.15%	2.65%	71	5.55%	5.05%
51	3.25%	2.75%	72	5.60%	5.10%
52	3.30%	2.80%	73	5.70%	5.20%
53	3.45%	2.95%	74	5.75%	5.25%
54	3.55%	3.05%	75	5.80%	5.30%
55	3.70%	3.20%	76	5.85%	5.35%
56	3.85%	3.35%	77	5.90%	5.40%
57	3.95%	3.45%	78	6.00%	5.50%
58	4.15%	3.65%	79	6.05%	5.55%
59	4.30%	3.80%	80	6.05%	5.55%
60	4.55%	4.05%	81	6.15%	5.65%
61	4.65%	4.15%	82	6.25%	5.75%
62	4.70%	4.20%	83	6.35%	5.85%
63	4.90%	4.40%	84	6.45%	5.95%
64	5.05%	4.55%	85+	6.55%	6.05%
65	5.25%	4.75%

The rates below apply for applications signed between April 1, 2020 and May 14, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after May 15, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	2.70%	2.20%	66	5.05%	4.55%
46	2.70%	2.20%	67	5.10%	4.60%
47	2.70%	2.20%	68	5.10%	4.60%
48	2.70%	2.20%	69	5.15%	4.65%
49	2.80%	2.30%	70	5.20%	4.70%
50	2.90%	2.40%	71	5.30%	4.80%
51	3.00%	2.50%	72	5.35%	4.85%
52	3.05%	2.55%	73	5.45%	4.95%
53	3.20%	2.70%	74	5.50%	5.00%
54	3.30%	2.80%	75	5.55%	5.05%
55	3.45%	2.95%	76	5.60%	5.10%
56	3.60%	3.10%	77	5.65%	5.15%
57	3.70%	3.20%	78	5.75%	5.25%
58	3.90%	3.40%	79	5.80%	5.30%
59	4.05%	3.55%	80	5.80%	5.30%
60	4.30%	3.80%	81	5.90%	5.40%
61	4.40%	3.90%	82	6.00%	5.50%
62	4.45%	3.95%	83	6.10%	5.60%
63	4.65%	4.15%	84	6.20%	5.70%
64	4.80%	4.30%	85+	6.30%	5.80%
65	5.00%	4.50%

The rates below apply for applications signed between March 15, 2020 and March 31, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after April 1, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.65% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%	66	5.70%	5.20%
46	3.35%	2.85%	67	5.75%	5.25%
47	3.35%	2.85%	68	5.75%	5.25%
48	3.35%	2.85%	69	5.80%	5.30%
49	3.45%	2.95%	70	5.85%	5.35%
50	3.55%	3.05%	71	5.95%	5.45%
51	3.65%	3.15%	72	6.00%	5.50%
52	3.70%	3.20%	73	6.10%	5.60%
53	3.85%	3.35%	74	6.15%	5.65%
54	3.95%	3.45%	75	6.20%	5.70%
55	4.10%	3.60%	76	6.25%	5.75%
56	4.25%	3.75%	77	6.30%	5.80%
57	4.35%	3.85%	78	6.40%	5.90%
58	4.55%	4.05%	79	6.45%	5.95%
59	4.70%	4.20%	80	6.45%	5.95%
60	4.95%	4.45%	81	6.55%	6.05%
61	5.05%	4.55%	82	6.65%	6.15%
62	5.10%	4.60%	83	6.75%	6.25%
63	5.30%	4.80%	84	6.85%	6.35%
64	5.45%	4.95%	85+	6.95%	6.45%
65	5.65%	5.15%

The rates below apply for applications signed between November 15, 2019 and March 14, 2020.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after March 15, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.75% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.60%	3.10%	66	5.80%	5.30%
46	3.75%	3.25%	67	5.85%	5.35%
47	3.85%	3.35%	68	5.85%	5.35%
48	4.00%	3.50%	69	5.90%	5.40%
49	4.15%	3.65%	70	5.95%	5.45%
50	4.20%	3.70%	71	6.05%	5.55%
51	4.30%	3.80%	72	6.10%	5.60%
52	4.40%	3.90%	73	6.20%	5.70%
53	4.55%	4.05%	74	6.25%	5.75%
54	4.65%	4.15%	75	6.35%	5.85%
55	4.75%	4.25%	76	6.40%	5.90%
56	4.85%	4.35%	77	6.45%	5.95%
57	4.95%	4.45%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.60%	6.10%
59	5.10%	4.60%	80	6.65%	6.15%
60	5.20%	4.70%	81	6.75%	6.25%
61	5.30%	4.80%	82	6.85%	6.35%
62	5.40%	4.90%	83	6.95%	6.45%
63	5.55%	5.05%	84	7.05%	6.55%
64	5.65%	5.15%	85+	7.15%	6.65%
65	5.75%	5.25%

The rates below apply for applications signed between October 15, 2019 and November 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after November 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.60%	3.10%	66	5.80%	5.30%
46	3.75%	3.25%	67	5.85%	5.35%
47	3.85%	3.35%	68	5.85%	5.35%
48	4.00%	3.50%	69	5.90%	5.40%
49	4.15%	3.65%	70	5.95%	5.45%
50	4.20%	3.70%	71	6.05%	5.55%
51	4.30%	3.80%	72	6.10%	5.60%
52	4.40%	3.90%	73	6.20%	5.70%
53	4.55%	4.05%	74	6.25%	5.75%
54	4.65%	4.15%	75	6.35%	5.85%
55	4.75%	4.25%	76	6.40%	5.90%
56	4.85%	4.35%	77	6.45%	5.95%
57	4.95%	4.45%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.60%	6.10%
59	5.10%	4.60%	80	6.65%	6.15%
60	5.20%	4.70%	81	6.75%	6.25%
61	5.30%	4.80%	82	6.85%	6.35%
62	5.40%	4.90%	83	6.95%	6.45%
63	5.55%	5.05%	84	7.05%	6.55%
64	5.65%	5.15%	85+	7.15%	6.65%
65	5.75%	5.25%

The rates below apply for applications signed between September 15, 2019 and October 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after October 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.70%	3.20%	66	5.90%	5.40%
46	3.85%	3.35%	67	5.95%	5.45%
47	3.95%	3.45%	68	5.95%	5.45%
48	4.10%	3.60%	69	6.00%	5.50%
49	4.25%	3.75%	70	6.05%	5.55%
50	4.30%	3.80%	71	6.15%	5.65%
51	4.40%	3.90%	72	6.20%	5.70%
52	4.50%	4.00%	73	6.30%	5.80%
53	4.65%	4.15%	74	6.35%	5.85%
54	4.75%	4.25%	75	6.45%	5.95%
55	4.85%	4.35%	76	6.50%	6.00%
56	4.95%	4.45%	77	6.55%	6.05%
57	5.05%	4.55%	78	6.65%	6.15%
58	5.10%	4.60%	79	6.70%	6.20%
59	5.20%	4.70%	80	6.75%	6.25%
60	5.30%	4.80%	81	6.85%	6.35%
61	5.40%	4.90%	82	6.95%	6.45%
62	5.50%	5.00%	83	7.05%	6.55%
63	5.65%	5.15%	84	7.15%	6.65%
64	5.75%	5.25%	85+	7.25%	6.75%
65	5.85%	5.35%

The rates below apply for applications signed between July 15, 2019 and September 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after September 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Annual Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.85%	3.35%	66	6.05%	5.55%
46	4.00%	3.50%	67	6.10%	5.60%
47	4.10%	3.60%	68	6.10%	5.60%
48	4.25%	3.75%	69	6.15%	5.65%
49	4.40%	3.90%	70	6.20%	5.70%
50	4.45%	3.95%	71	6.30%	5.80%
51	4.55%	4.05%	72	6.35%	5.85%
52	4.65%	4.15%	73	6.45%	5.95%
53	4.80%	4.30%	74	6.50%	6.00%
54	4.90%	4.40%	75	6.60%	6.10%
55	5.00%	4.50%	76	6.65%	6.15%
56	5.10%	4.60%	77	6.70%	6.20%
57	5.20%	4.70%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.85%	6.35%
59	5.35%	4.85%	80	6.90%	6.40%
60	5.45%	4.95%	81	7.00%	6.50%
61	5.55%	5.05%	82	7.10%	6.60%
62	5.65%	5.15%	83	7.20%	6.70%
63	5.80%	5.30%	84	7.30%	6.80%
64	5.90%	5.40%	85+	7.40%	6.90%
65	6.00%	5.50%

The rates below apply for applications signed between May 15, 2019 and July 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after July 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	4.00%	3.50%	66	6.20%	5.70%
46	4.15%	3.65%	67	6.25%	5.75%
47	4.25%	3.75%	68	6.25%	5.75%
48	4.40%	3.90%	69	6.30%	5.80%
49	4.55%	4.05%	70	6.35%	5.85%
50	4.60%	4.10%	71	6.45%	5.95%
51	4.70%	4.20%	72	6.50%	6.00%
52	4.80%	4.30%	73	6.60%	6.10%
53	4.95%	4.45%	74	6.65%	6.15%
54	5.05%	4.55%	75	6.75%	6.25%
55	5.15%	4.65%	76	6.80%	6.30%
56	5.25%	4.75%	77	6.85%	6.35%
57	5.35%	4.85%	78	6.95%	6.45%
58	5.40%	4.90%	79	7.00%	6.50%
59	5.50%	5.00%	80	7.05%	6.55%
60	5.60%	5.10%	81	7.15%	6.65%
61	5.70%	5.20%	82	7.25%	6.75%
62	5.80%	5.30%	83	7.35%	6.85%
63	5.95%	5.45%	84	7.45%	6.95%
64	6.05%	5.55%	85+	7.55%	7.05%
65	6.15%	5.65%

The rates below apply for applications signed between January 15, 2019 and May 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after May 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Effective
Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	4.15%	3.65%	66	6.35%	5.85%
46	4.30%	3.80%	67	6.40%	5.90%
47	4.40%	3.90%	68	6.40%	5.90%
48	4.55%	4.05%	69	6.45%	5.95%
49	4.70%	4.20%	70	6.50%	6.00%
50	4.75%	4.25%	71	6.60%	6.10%
51	4.85%	4.35%	72	6.65%	6.15%
52	4.95%	4.45%	73	6.75%	6.25%
53	5.10%	4.60%	74	6.80%	6.30%
54	5.20%	4.70%	75	6.90%	6.40%
55	5.30%	4.80%	76	6.95%	6.45%
56	5.40%	4.90%	77	7.00%	6.50%
57	5.50%	5.00%	78	7.10%	6.60%
58	5.55%	5.05%	79	7.15%	6.65%
59	5.65%	5.15%	80	7.20%	6.70%
60	5.75%	5.25%	81	7.30%	6.80%
61	5.85%	5.35%	82	7.40%	6.90%
62	5.95%	5.45%	83	7.50%	7.00%
63	6.10%	5.60%	84	7.60%	7.10%
64	6.20%	5.70%	85+	7.70%	7.20%
65	6.30%	5.80%

The rates below apply for applications signed between December 15, 2018 and January 14, 2019.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after January 15, 2019. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
6.00% Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	4.15%	3.65%	66	6.35%	5.85%
46	4.30%	3.80%	67	6.40%	5.90%
47	4.40%	3.90%	68	6.40%	5.90%
48	4.55%	4.05%	69	6.45%	5.95%
49	4.70%	4.20%	70	6.50%	6.00%
50	4.75%	4.25%	71	6.60%	6.10%
51	4.85%	4.35%	72	6.65%	6.15%
52	4.95%	4.45%	73	6.75%	6.25%
53	5.10%	4.60%	74	6.80%	6.30%
54	5.20%	4.70%	75	6.90%	6.40%
55	5.30%	4.80%	76	6.95%	6.45%
56	5.40%	4.90%	77	7.00%	6.50%
57	5.50%	5.00%	78	7.10%	6.60%
58	5.55%	5.05%	79	7.15%	6.65%
59	5.65%	5.15%	80	7.20%	6.70%
60	5.75%	5.25%	81	7.30%	6.80%
61	5.85%	5.35%	82	7.40%	6.90%
62	5.95%	5.45%	83	7.50%	7.00%
63	6.10%	5.60%	84	7.60%	7.10%
64	6.20%	5.70%	85+	7.70%	7.20%
65	6.30%	5.80%

The rates below apply for applications signed between August 15, 2018 and December 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after December 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00% Compounded Daily
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	4.10%	3.60%	66	6.30%	5.80%
46	4.25%	3.75%	67	6.35%	5.85%
47	4.35%	3.85%	68	6.35%	5.85%
48	4.50%	4.00%	69	6.40%	5.90%
49	4.65%	4.15%	70	6.45%	5.95%
50	4.70%	4.20%	71	6.55%	6.05%
51	4.80%	4.30%	72	6.60%	6.10%
52	4.90%	4.40%	73	6.70%	6.20%
53	5.05%	4.55%	74	6.75%	6.25%
54	5.15%	4.65%	75	6.85%	6.35%
55	5.25%	4.75%	76	6.90%	6.40%
56	5.35%	4.85%	77	6.95%	6.45%
57	5.45%	4.95%	78	7.05%	6.55%
58	5.50%	5.00%	79	7.10%	6.60%
59	5.60%	5.10%	80	7.15%	6.65%
60	5.70%	5.20%	81	7.25%	6.75%
61	5.80%	5.30%	82	7.35%	6.85%
62	5.90%	5.40%	83	7.45%	6.95%
63	6.05%	5.55%	84	7.55%	7.05%
64	6.15%	5.65%	85+	7.65%	7.15%
65	6.25%	5.75%

The rates below apply for applications signed between June 15, 2018 and August 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after August 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.95%	3.45%	66	6.15%	5.65%
46	4.10%	3.60%	67	6.20%	5.70%
47	4.20%	3.70%	68	6.20%	5.70%
48	4.35%	3.85%	69	6.25%	5.75%
49	4.50%	4.00%	70	6.30%	5.80%
50	4.55%	4.05%	71	6.40%	5.90%
51	4.65%	4.15%	72	6.45%	5.95%
52	4.75%	4.25%	73	6.55%	6.05%
53	4.90%	4.40%	74	6.60%	6.10%
54	5.00%	4.50%	75	6.70%	6.20%
55	5.10%	4.60%	76	6.75%	6.25%
56	5.20%	4.70%	77	6.80%	6.30%
57	5.30%	4.80%	78	6.90%	6.40%
58	5.35%	4.85%	79	6.95%	6.45%
59	5.45%	4.95%	80	7.00%	6.50%
60	5.55%	5.05%	81	7.10%	6.60%
61	5.65%	5.15%	82	7.20%	6.70%
62	5.75%	5.25%	83	7.30%	6.80%
63	5.90%	5.40%	84	7.40%	6.90%
64	6.00%	5.50%	85+	7.50%	7.00%
65	6.10%	5.60%

The rates below apply for applications signed between March 15, 2018 and June 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after June 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.85%	3.35%	66	6.05%	5.55%
46	4.00%	3.50%	67	6.10%	5.60%
47	4.10%	3.60%	68	6.10%	5.60%
48	4.25%	3.75%	69	6.15%	5.65%
49	4.40%	3.90%	70	6.20%	5.70%
50	4.45%	3.95%	71	6.30%	5.80%
51	4.55%	4.05%	72	6.35%	5.85%
52	4.65%	4.15%	73	6.45%	5.95%
53	4.80%	4.30%	74	6.50%	6.00%
54	4.90%	4.40%	75	6.60%	6.10%
55	5.00%	4.50%	76	6.65%	6.15%
56	5.10%	4.60%	77	6.70%	6.20%
57	5.20%	4.70%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.85%	6.35%
59	5.35%	4.85%	80	6.90%	6.40%
60	5.45%	4.95%	81	7.00%	6.50%
61	5.55%	5.05%	82	7.10%	6.60%
62	5.65%	5.15%	83	7.20%	6.70%
63	5.80%	5.30%	84	7.30%	6.80%
64	5.90%	5.40%	85+	7.40%	6.90%
65	6.00%	5.50%

The rates below apply for applications signed between February 15, 2018 and March 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after March 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.60%	3.10%	66	5.80%	5.30%
46	3.75%	3.25%	67	5.85%	5.35%
47	3.85%	3.35%	68	5.85%	5.35%
48	4.00%	3.50%	69	5.90%	5.40%
49	4.15%	3.65%	70	5.95%	5.45%
50	4.20%	3.70%	71	6.05%	5.55%
51	4.30%	3.80%	72	6.10%	5.60%
52	4.40%	3.90%	73	6.20%	5.70%
53	4.55%	4.05%	74	6.25%	5.75%
54	4.65%	4.15%	75	6.35%	5.85%
55	4.75%	4.25%	76	6.40%	5.90%
56	4.85%	4.35%	77	6.45%	5.95%
57	4.95%	4.45%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.60%	6.10%
59	5.10%	4.60%	80	6.65%	6.15%
60	5.20%	4.70%	81	6.75%	6.25%
61	5.30%	4.80%	82	6.85%	6.35%
62	5.40%	4.90%	83	6.95%	6.45%
63	5.55%	5.05%	84	7.05%	6.55%
64	5.65%	5.15%	85+	7.15%	6.65%
65	5.75%	5.25%

The rates below apply for applications signed between December 15, 2016 and February 14, 2018.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after February 15, 2018. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%	66	5.55%	5.05%
46	3.50%	3.00%	67	5.60%	5.10%
47	3.60%	3.10%	68	5.60%	5.10%
48	3.75%	3.25%	69	5.65%	5.15%
49	3.90%	3.40%	70	5.70%	5.20%
50	3.95%	3.45%	71	5.80%	5.30%
51	4.05%	3.55%	72	5.85%	5.35%
52	4.15%	3.65%	73	5.95%	5.45%
53	4.30%	3.80%	74	6.00%	5.50%
54	4.40%	3.90%	75	6.10%	5.60%
55	4.50%	4.00%	76	6.15%	5.65%
56	4.60%	4.10%	77	6.20%	5.70%
57	4.70%	4.20%	78	6.30%	5.80%
58	4.75%	4.25%	79	6.35%	5.85%
59	4.85%	4.35%	80	6.40%	5.90%
60	4.95%	4.45%	81	6.50%	6.00%
61	5.05%	4.55%	82	6.60%	6.10%
62	5.15%	4.65%	83	6.70%	6.20%
63	5.30%	4.80%	84	6.80%	6.30%
64	5.40%	4.90%	85+	6.90%	6.40%
65	5.50%	5.00%

The rates below apply for applications signed between September 15, 2016 and December 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after December 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.00%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.45%	4.95%
46	3.40%	2.90%	67	5.50%	5.00%
47	3.50%	3.00%	68	5.50%	5.00%
48	3.65%	3.15%	69	5.55%	5.05%
49	3.80%	3.30%	70	5.60%	5.10%
50	3.85%	3.35%	71	5.70%	5.20%
51	3.95%	3.45%	72	5.75%	5.25%
52	4.05%	3.55%	73	5.85%	5.35%
53	4.20%	3.70%	74	5.90%	5.40%
54	4.30%	3.80%	75	6.00%	5.50%
55	4.40%	3.90%	76	6.05%	5.55%
56	4.50%	4.00%	77	6.10%	5.60%
57	4.60%	4.10%	78	6.20%	5.70%
58	4.65%	4.15%	79	6.25%	5.75%
59	4.75%	4.25%	80	6.30%	5.80%
60	4.85%	4.35%	81	6.40%	5.90%
61	4.95%	4.45%	82	6.50%	6.00%
62	5.05%	4.55%	83	6.60%	6.10%
63	5.20%	4.70%	84	6.70%	6.20%
64	5.30%	4.80%	85+	6.80%	6.30%
65	5.40%	4.90%

The rates below apply for applications signed between June 15, 2016 and September 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after September 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
5.75%
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.20%	5.70%
53	4.25%	3.75%	74	6.25%	5.75%
54	4.40%	3.90%	75	6.30%	5.80%
55	4.55%	4.05%	76	6.40%	5.90%
56	4.65%	4.15%	77	6.50%	6.00%
57	4.80%	4.30%	78	6.60%	6.10%
58	4.95%	4.45%	79	6.70%	6.20%
59	5.05%	4.55%	80	6.80%	6.30%
60	5.15%	4.65%	81	6.90%	6.40%
61	5.25%	4.75%	82	7.00%	6.50%
62	5.35%	4.85%	83	7.10%	6.60%
63	5.45%	4.95%	84	7.20%	6.70%
64	5.55%	5.05%	85+	7.30%	6.80%
65	5.75%	5.25%

The rates below apply for applications signed between March 15, 2016 and June 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after June 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
6.00%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.45%	5.95%
53	4.50%	4.00%	74	6.50%	6.00%
54	4.65%	4.15%	75	6.55%	6.05%
55	4.80%	4.30%	76	6.65%	6.15%
56	4.90%	4.40%	77	6.75%	6.25%
57	5.05%	4.55%	78	6.85%	6.35%
58	5.20%	4.70%	79	6.95%	6.45%
59	5.30%	4.80%	80	7.05%	6.55%
60	5.40%	4.90%	81	7.15%	6.65%
61	5.50%	5.00%	82	7.25%	6.75%
62	5.60%	5.10%	83	7.35%	6.85%
63	5.70%	5.20%	84	7.45%	6.95%
64	5.80%	5.30%	85+	7.55%	7.05%
65	6.00%	5.50%

The rates below apply for applications signed between February 15, 2016 and March 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after March 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
6.00%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.45%	5.95%
53	4.50%	4.00%	74	6.50%	6.00%
54	4.65%	4.15%	75	6.55%	6.05%
55	4.80%	4.30%	76	6.65%	6.15%
56	4.90%	4.40%	77	6.75%	6.25%
57	5.05%	4.55%	78	6.85%	6.35%
58	5.20%	4.70%	79	6.95%	6.45%
59	5.30%	4.80%	80	7.05%	6.55%
60	5.40%	4.90%	81	7.15%	6.65%
61	5.50%	5.00%	82	7.25%	6.75%
62	5.60%	5.10%	83	7.35%	6.85%
63	5.70%	5.20%	84	7.45%	6.95%
64	5.80%	5.30%	85+	7.55%	7.05%
65	6.00%	5.50%

The rates below apply for applications signed between January 15, 2016 and February 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after February 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
6.00%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.45%	5.95%
53	4.50%	4.00%	74	6.50%	6.00%
54	4.65%	4.15%	75	6.55%	6.05%
55	4.80%	4.30%	76	6.65%	6.15%
56	4.90%	4.40%	77	6.75%	6.25%
57	5.05%	4.55%	78	6.85%	6.35%
58	5.20%	4.70%	79	6.95%	6.45%
59	5.30%	4.80%	80	7.05%	6.55%
60	5.40%	4.90%	81	7.15%	6.65%
61	5.50%	5.00%	82	7.25%	6.75%
62	5.60%	5.10%	83	7.35%	6.85%
63	5.70%	5.20%	84	7.45%	6.95%
64	5.80%	5.30%	85+	7.55%	7.05%
65	6.00%	5.50%

The rates below apply for applications signed between December 15, 2015 and January 14, 2016.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after January 15, 2016. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
6.00%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.45%	5.95%
53	4.50%	4.00%	74	6.50%	6.00%
54	4.65%	4.15%	75	6.55%	6.05%
55	4.80%	4.30%	76	6.65%	6.15%
56	4.90%	4.40%	77	6.75%	6.25%
57	5.05%	4.55%	78	6.85%	6.35%
58	5.20%	4.70%	79	6.95%	6.45%
59	5.30%	4.80%	80	7.05%	6.55%
60	5.40%	4.90%	81	7.15%	6.65%
61	5.50%	5.00%	82	7.25%	6.75%
62	5.60%	5.10%	83	7.35%	6.85%
63	5.70%	5.20%	84	7.45%	6.95%
64	5.80%	5.30%	85+	7.55%	7.05%
65	6.00%	5.50%

The rates below apply for applications signed between November 15, 2015 and December 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after December 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between October 15, 2015 and November 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after November 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between September 15, 2015 and October 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after October 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between August 15, 2015 and September 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after September 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between July 15, 2015 and August 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after August 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between June 15, 2015 and July 14, 2015.
 The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after July 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between May 15, 2015 and June 14, 2015.
 The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after June 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between April 27, 2015 and May 14, 2015.
 The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after May 15, 2015.  Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.

INCOME GROWTH RATE:
5.50%

Income Percentages

The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

The rates below apply for applications signed between April 15, 2015 and April 26, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for applicable paperwork signed on or after April 27, 2015.   Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2015 AND APRIL 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after APRIL 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2015 AND MARCH 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after MARCH 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2015 AND FEBRUARY 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after FEBRUARY 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 15, 2014 AND JANUARY 14, 2015.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JANUARY 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.25%	2.75%	66	5.80%	5.30%
46	3.40%	2.90%	67	5.85%	5.35%
47	3.50%	3.00%	68	5.90%	5.40%
48	3.65%	3.15%	69	5.95%	5.45%
49	3.80%	3.30%	70	6.00%	5.50%
50	3.90%	3.40%	71	6.05%	5.55%
51	4.05%	3.55%	72	6.10%	5.60%
52	4.20%	3.70%	73	6.15%	5.65%
53	4.30%	3.80%	74	6.20%	5.70%
54	4.45%	3.95%	75	6.25%	5.75%
55	4.60%	4.10%	76	6.35%	5.85%
56	4.70%	4.20%	77	6.45%	5.95%
57	4.85%	4.35%	78	6.55%	6.05%
58	5.00%	4.50%	79	6.65%	6.15%
59	5.10%	4.60%	80	6.75%	6.25%
60	5.25%	4.75%	81	6.85%	6.35%
61	5.35%	4.85%	82	6.95%	6.45%
62	5.45%	4.95%	83	7.05%	6.55%
63	5.55%	5.05%	84	7.15%	6.65%
64	5.65%	5.15%	85+	7.25%	6.75%
65	5.75%	5.25%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 15, 2014 AND MAY 14, 2014.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after MAY 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates:

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.40%	2.90%	66	5.95%	5.45%
46	3.55%	3.05%	67	6.00%	5.50%
47	3.65%	3.15%	68	6.05%	5.55%
48	3.80%	3.30%	69	6.10%	5.60%
49	3.95%	3.45%	70	6.15%	5.65%
50	4.05%	3.55%	71	6.20%	5.70%
51	4.20%	3.70%	72	6.25%	5.75%
52	4.35%	3.85%	73	6.30%	5.80%
53	4.45%	3.95%	74	6.35%	5.85%
54	4.60%	4.10%	75	6.40%	5.90%
55	4.75%	4.25%	76	6.50%	6.00%
56	4.85%	4.35%	77	6.60%	6.10%
57	5.00%	4.50%	78	6.70%	6.20%
58	5.15%	4.65%	79	6.80%	6.30%
59	5.25%	4.75%	80	6.90%	6.40%
60	5.40%	4.90%	81	7.00%	6.50%
61	5.50%	5.00%	82	7.10%	6.60%
62	5.60%	5.10%	83	7.20%	6.70%
63	5.70%	5.20%	84	7.30%	6.80%
64	5.80%	5.30%	85+	7.40%	6.90%
65	5.90%	5.40%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2013 AND FEBRUARY 14, 2014.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after FEBRUARY 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.50%	3.00%	66	6.05%	5.55%
46	3.65%	3.15%	67	6.10%	5.60%
47	3.75%	3.25%	68	6.15%	5.65%
48	3.90%	3.40%	69	6.20%	5.70%
49	4.05%	3.55%	70	6.25%	5.75%
50	4.15%	3.65%	71	6.30%	5.80%
51	4.30%	3.80%	72	6.35%	5.85%
52	4.45%	3.95%	73	6.40%	5.90%
53	4.55%	4.05%	74	6.45%	5.95%
54	4.70%	4.20%	75	6.50%	6.00%
55	4.85%	4.35%	76	6.60%	6.10%
56	4.95%	4.45%	77	6.70%	6.20%
57	5.10%	4.60%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.90%	6.40%
59	5.35%	4.90%	80	7.00%	6.50%
60	5.50%	5.00%	81	7.10%	6.60%
61	5.60%	5.10%	82	7.20%	6.70%
62	5.70%	5.20%	83	7.30%	6.80%
63	5.80%	5.30%	84	7.40%	6.90%
64	5.90%	5.40%	85+	7.50%	7.00%
65	6.00%	5.50%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 1, 2013 AND OCTOBER 14, 2013.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after October 15, 2013. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.35%	2.85%	66	5.90%	5.40%
46	3.50%	3.00%	67	5.95%	5.45%
47	3.60%	3.10%	68	6.00%	5.50%
48	3.75%	3.25%	69	6.05%	5.55%
49	3.90%	3.40%	70	6.10%	5.60%
50	4.00%	3.50%	71	6.15%	5.65%
51	4.15%	3.65%	72	6.20%	5.70%
52	4.30%	3.80%	73	6.25%	5.75%
53	4.40%	3.90%	74	6.30%	5.80%
54	4.55%	4.05%	75	6.35%	5.85%
55	4.70%	4.20%	76	6.45%	5.95%
56	4.80%	4.30%	77	6.55%	6.05%
57	4.95%	4.45%	78	6.65%	6.15%
58	5.10%	4.60%	79	6.75%	6.25%
59	5.20%	4.70%	80	6.85%	6.35%
60	5.35%	4.85%	81	6.95%	6.45%
61	5.45%	4.95%	82	7.05%	6.55%
62	5.55%	5.05%	83	7.15%	6.65%
63	5.65%	5.15%	84	7.25%	6.75%
64	5.75%	5.25%	85+	7.35%	6.85%
65	5.85%	5.35%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2013 AND AUGUST 31, 2013.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after SEPTEMBER 1, 2013. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
6.00%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.15%	2.65%	66	5.70%	5.20%
46	3.30%	2.80%	67	5.75%	5.25%
47	3.40%	2.90%	68	5.80%	5.30%
48	3.55%	3.05%	69	5.85%	5.35%
49	3.70%	3.20%	70	5.90%	5.40%
50	3.80%	3.30%	71	5.95%	5.45%
51	3.95%	3.45%	72	6.00%	5.50%
52	4.10%	3.60%	73	6.05%	5.55%
53	4.20%	3.70%	74	6.10%	5.60%
54	4.35%	3.85%	75	6.15%	5.65%
55	4.50%	4.00%	76	6.25%	5.75%
56	4.60%	4.10%	77	6.35%	5.85%
57	4.75%	4.25%	78	6.45%	5.95%
58	4.90%	4.40%	79	6.55%	6.05%
59	5.00%	4.50%	80	6.65%	6.15%
60	5.15%	4.65%	81	6.75%	6.25%
61	5.25%	4.75%	82	6.85%	6.35%
62	5.35%	4.85%	83	6.95%	6.45%
63	5.45%	4.95%	84	7.05%	6.55%
64	5.55%	5.05%	85+	7.15%	6.65%
65	5.65%	5.15%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 17, 2013 AND JULY 14, 2013.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JULY 15, 2013. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%	66	5.55%	5.05%
46	3.15%	2.65%	67	5.60%	5.10%
47	3.25%	2.75%	68	5.65%	5.15%
48	3.40%	2.90%	69	5.70%	5.20%
49	3.55%	3.05%	70	5.75%	5.25%
50	3.65%	3.15%	71	5.80%	5.30%
51	3.80%	3.30%	72	5.85%	5.35%
52	3.95%	3.45%	73	5.90%	5.40%
53	4.05%	3.55%	74	5.95%	5.45%
54	4.20%	3.70%	75	6.00%	5.50%
55	4.35%	3.85%	76	6.10%	5.60%
56	4.45%	3.95%	77	6.20%	5.70%
57	4.60%	4.10%	78	6.30%	5.80%
58	4.75%	4.25%	79	6.40%	5.90%
59	4.85%	4.35%	80	6.50%	6.00%
60	5.00%	4.50%	81	6.60%	6.10%
61	5.10%	4.60%	82	6.70%	6.20%
62	5.20%	4.70%	83	6.80%	6.30%
63	5.30%	4.80%	84	6.90%	6.40%
64	5.40%	4.90%	85+	7.00%	6.0%
65	5.50%	5.00%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 1, 2013 AND JUNE 16, 2013.
The Income Growth Rate and Income Percentages may be different than those listed below for Applications signed on or after JUNE 17, 2013. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

INCOME GROWTH RATE:
5.50%

INCOME PERCENTAGES
The applicable guaranteed Income Percentage is based on the attained age of the Annuitant (youngest Designated Life for Spousal) as of the date the purchase payment(s) is received in Good Order, according to the following tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.00%	2.50%	66	5.10%	4.60%
46	3.10%	2.60%	67	5.20%	4.70%
47	3.20%	2.70%	68	5.30%	4.80%
48	3.30%	2.80%	69	5.40%	4.90%
49	3.40%	2.90%	70	5.50%	5.00%
50	3.50%	3.00%	71	5.60%	5.10%
51	3.60%	3.10%	72	5.70%	5.20%
52	3.70%	3.20%	73	5.80%	5.30%
53	3.80%	3.30%	74	5.90%	5.40%
54	3.90%	3.40%	75	600%	5.50%
55	4.00%	3.50%	76	6.10%	5.60%
56	4.10%	3.60%	77	6.20%	5.70%
57	4.20%	3.70%	78	6.30%	5.80%
58	4.30%	3.80%	79	6.40%	5.90%
59	4.40%	3.90%	80	6.50%	6.00%
60	4.50%	4.00%	81	6.60%	6.10%
61	4.60%	4.10%	82	6.70%	6.20%
62	4.70%	4.20%	83	6.80%	6.30%
63	4.80%	4.30%	84	6.90%	6.40%
64	4.90%	4.40%	85+	7.00%	6.00%
65	5.00%	4.50%

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)	Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) [To Be Filed By Amendment]

(2)	Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) [To Be Filed By Amendment]

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. (Note 2)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Distribution and Underwriting Agreement by and among Pruco Life Insurance Company of New Jersey (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

(b) (1)	Specimen Affiliated Insurer Amendment to Selling Agreement. (Note 6)

(b) (2)	List of Broker Dealers selling under Original Selling Agreement. (Note 8)

(b) (3)	List of Broker Dealers that executed Amendment to Selling Agreement. (Note 8)

(4)(a)	Specimen Variable Annuity Contract (including schedule pages) (P-BBND(2/13)-NY). (Note 10)

(4)(b)	Specimen Lifetime Income with Death Benefit Rider (P-RID-LI-DB(5/14)-NY). (Note 13)

(4)(c)	Specimen Medically Related Surrender Endorsement (P-END-MRS(2/13)-NY). (Note 10)

(4)(d)	Specimen Individual Retirement Annuity Endorsement P-END-IRA (2/10) - NY. (Note 9)

(4)(e)	Specimen Roth Individual Retirement Annuity Endorsement P-END-ROTH (2/10) - NY. (Note 9)

(4)(f)	Specimen Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (2/10) - NY. (Note 9)

(4)(g)	Specimen Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (2/10) - NY. (Note 9)

(4)(h)	Specimen 403(b) Annuity Endorsement (P-END-403 (2/10) - NY. (Note 9)

(4)(i)	Amendatory Tax Endorsement (Note 11)

(5)	Application for Variable Annuity Contract (including schedule pages) (P-BBND-APP(2/13)-NY). (Note 10)

(6) (a)	Articles of Incorporation of Pruco Life of New Jersey Insurance Company, as amended. (Note 4)

(b)	By-laws of Pruco Life Insurance Company of New Jersey. (Note 5)

(c)	Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. (Note 12)

(d)	Certificate of Amendment to the Certificate of Incorporation dated September 3, 2019. (Note 15)

(7)	Contracts of reinsurance -- Not applicable.

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)
Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. (Note 6)

(b)	Shareholder Information Agreement (Sample Rule 22C-2). (Note 7)

(c)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company of New Jersey. (Note 11)

(9)	Opinion of Counsel. (Note 10)

(10)	Written Consent of Independent Registered Public Accounting Firm. [To Be Filed By Amendment]

(11)	All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.
(13)    Powers of Attorney:
(a) Dylan J. Tyson (Note 16)
(b) Susan M. Mann (Note 16)
(d) Nandini Mongia (Note 14)
(e) Candace J. Woods (Note 16)
(f) Salene Hitchcock-Gear (Note 16)
(g) Caroline A. Feeney (Note 16)

(Note 1)	Filed Herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3)
Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 5)	Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 6)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 7)
Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162678, filed April 19, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9)
Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-162678, as filed February 3, 2010 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10)
Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-184542, filed January 31, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 11)
Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4, Registration No. 333-184542, filed April 12, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2013, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(Note 13)
Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4, Registration No. 333-184542, filed January 28. 2014 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement No. 333-184889, filed April 8, 2019 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(Note 15) Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2019, filed March 5, 2020, on behalf of Pruco Life Insurance Company of New Jersey.
(Note 16) Incorporated by reference to Post-Effective Amendment No. 13, to Form N-4 Registration Statement No. 333-184542, filed April 7, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Markus Coombs 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 14, 2020, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of June 30, 2020, there were 9,444 Qualified contract owners and 4,080 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Matthew Sun 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
William Wilcox 280 Trumbull Street Hartford, Connecticut 06103-3509	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Scott P. Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:

(c)	Commissions received by PAD during 2019 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$77,870,844.85	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.
ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

EXHIBITS

Exhibit No.	Description

(1)
Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(3) (a)
Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b) (1)
Specimen Affiliated Insurer Amendment to Selling Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b) (2)
List of Broker Dealers selling under Original Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162678, filed April 19, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b) (3)
List of Broker Dealers that executed Amendment to Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162678, filed April 19, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(4) (a)
Specimen Variable Annuity Contract (including schedule pages) (P-BBND(2/13)-NY). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-184542, filed January 31, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(b)
Specimen Lifetime Income with Death Benefit Rider (P-RID-LI-DB(5/14)-NY). Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4, Registration No. 333-184542, filed January 28. 2014 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(c)
Specimen Medically Related Surrender Endorsement (P-END-MRS(2/13)-NY). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-184542, filed January 31, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(d)
Specimen Individual Retirement Annuity Endorsement P-END-IRA (2/10) - NY. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-162678, as filed February 3, 2010 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(e)
Specimen Roth Individual Retirement Annuity Endorsement P-END-ROTH (2/10) - NY. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-162678, as filed February 3, 2010 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(f)
Specimen Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (2/10) - NY. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-162678, as filed February 3, 2010 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(g)
Specimen Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (2/10) - NY. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-162678, as filed February 3, 2010 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(h)
Specimen 403(b) Annuity Endorsement (P-END-403 (2/10) - NY. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-162678, as filed February 3, 2010 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(i)
Amendatory Tax Endorsement. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4, Registration No. 333-184542, filed April 12, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(5)
Application for Variable Annuity Contract (including schedule pages) (P-BBND-APP(2/13)-NY). Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-184542, filed January 31, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(6) (a)
Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(c)
Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2013, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(d)
Certificate of Amendment to the Certificate of Incorporation dated September 3, 2019. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2019, filed March 5, 2020, on behalf of Pruco Life Insurance Company of New Jersey.

(8)(a)
Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(8)(b)
Shareholder Information Agreement (Sample Rule 22C-2). Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(8)(c)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4, Registration No. 333-184542, filed April 12, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(9)
Opinion of Counsel. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-184542, filed January 31, 2013 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(10)	Written Consent of Independent Registered Public Accounting Firm. To Be Filed By Amendment.

(13) (a)
Power of Attorney for Dylan J. Tyson. Incorporated by reference to Post-Effective Amendment No. 13, to Form N-4 Registration Statement No. 333-184542, filed April 7, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(13) (b)
Power of Attorney for Susan M. Mann. Incorporated by reference to Post-Effective Amendment No. 13, to Form N-4 Registration Statement No. 333-184542, filed April 7, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(13) (d)
Power of Attorney for Nandini Mongia. Incorporated by reference to Post-Effective Amendment No. 12 to Registration No. 333184889, filed April 8, 2019 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(13) (e)
Power of Attorney for Candace J. Woods. Incorporated by reference to Post-Effective Amendment No. 13, to Form N-4 Registration Statement No. 333-184542, filed April 7, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(13) (f)
Power of Attorney for Salene Hitchcock-Gear. Incorporated by reference to Post-Effective Amendment No. 13, to Form N-4 Registration Statement No. 333-184542, filed April 7, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(13) (g)
Power of Attorney for Caroline A. Feeney. Incorporated by reference to Post-Effective Amendment No. 13, to Form N-4 Registration Statement No. 333-184542, filed April 7, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 31st day of July 2020.

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	July 31, 2020
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	July 31, 2020
Susan M. Mann
Director
Markus Coombs
Nandini Mongia*	Director	July 31, 2020
Nandini Mongia
Candace J. Woods*	Director	July 31, 2020
Candace J. Woods
Salene Hitchcock-Gear*	Director	July 31, 2020
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	July 31, 2020
Caroline A. Feeney

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.